Other Income and Finance Expense - Schedule of Finance Expense (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2024 AED (د.إ)	Dec. 31, 2024 AED (د.إ)
Schedule of Finance Expense [Abstract]
Imputed interest from due to related party	$ 112,975	د.إ 414,842		د.إ 331,950
Interest expense from lease	3,984	14,631		25,493
Finance expense	$ 116,959	د.إ 429,473	د.إ 357,443	د.إ 357,443